Debt Capital Leases (Details) (USD $) In Millions, unless otherwise specified	Mar. 29, 2013
Capital Lease Obligations [Abstract]
2014	$ 221
2015	195
2016	115
2017	73
2018	38
Thereafter	97
Total minimum lease payments	739
Less: Amount representing interest	178
Present value of net minimum lease payments	561
Less: Current maturities of capital lease obligations	182
Long-term capitalized lease liabilities	$ 379